CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents		$ 539	$ 445
Financial assets		38	57
Accounts receivable and other		939	499
Due from Brookfield Infrastructure		1,288	566
Current assets		2,804	1,567
Property, plant and equipment		14,151	4,718
Intangible assets		3,699	2,847
Investments in associates		0	428
Goodwill		1,726	518
Financial assets		65	40
Other non-current assets		1,424	17
Deferred income tax asset		40	43
Total assets		23,909	10,178
Liabilities
Accounts payable and other		1,099	781
Non-recourse borrowings		1,021	328
Financial liabilities		60	72
Loans payable to Brookfield Infrastructure		26	26
Exchangeable and class B shares		4,153	3,426
Current liabilities		6,359	4,633
Non-recourse borrowings		11,007	4,249
Financial liabilities		15	0
Other liabilities		325	119
Deferred income tax liability		2,135	1,538
Total liabilities		19,841	10,539
Equity
Brookfield Infrastructure Partners L.P	[1]	(399)	(1,119)
Non-controlling interests		4,467	758
Total equity		4,068	(361)
Total liabilities and equity		$ 23,909	$ 10,178

[1]	Common equity is attributable to the partnership prior to the special distribution and subsequently as a result of the partnership holding all of the class C shares issued by our company. Please refer to Note 3(b), Material Accounting Policy Information, for further details.